RESTRUCTURING COSTS (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Activities Related to Restructuring
The following table summarizes the activities related to restructuring:

	June 30, 2024	December 31, 2023
	$	$
Liability beginning of period	711,622	—
Expenses	1,383,009	1,426,487
Payments	(1,964,202)	(714,865)
Liability end of period	130,429	711,622